Intangible Assets - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [abstract]
Intangible assets are wells unassigned	$ 9,088,563	$ 8,639,242	$ 14,304,961
Expenses related to unsuccessful wells	$ 2,500,638	$ 19,307,838